Credit Risk - Summary of Residential Mortgages by Loan Size (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 93,050	£ 87,756
UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	165,356	157,957
Less Than 0.25m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	45,828	45,851
Less Than 0.25m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	105,855	105,181
0.25m-0.50m[member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	34,027	30,488
0.25m-0.50m[member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,549	39,841
0.50m-1.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	11,471	10,103
0.50m-1.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	13,114	11,551
1.0m-2.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,538	1,168
1.0m-2.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,644	1,236
Greater Than 2.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	186	146
Greater Than 2.0m [member] | UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 194	£ 148